UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: __________
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Roark, Rearden & Hamot Capital Management, LLC*
Address:        420 Boylston Street
                Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Seth W. Hamot
Title:          Managing member
Phone:          (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot              Boston, MA                     August 14, 2007
-----------------              ----------                     ---------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     $145,369
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number    Name
   -----        --------------------    ---------------------------------
     1          28-11734                Costa Brava Partnership III L.P.
     2          28-11736                Roark, Rearden & Hamot, LLC
     3          28-11733                Seth W. Hamot

                        COSTA BRAVA PARTNERSHIP III L.P.
                   FORM 13F INFORMATION TABLE AS OF 6/30/2007

                                                                   MARKET                                    VOTING AUTHORITY
NAME                           TITLE                               VALUE      INVESMENT     OTHER     -----------------------------
OF ISSUER                     OF CLASS     CUSIP       SHARES      x$1000     DISCRETION   MANAGERS      SOLE     SHARED     NONE
---------------------------   --------   ---------   ---------   ----------   ----------   --------   ---------   ------   --------
BALDWIN TECHNOLOGY INC        CL A       058264102     674,360     4,066.39      Sole                   674,360
BRADLEY PHARMACEUTICALS INC   COM        104576103   1,627,700    35,337.37      Sole                 1,627,700
BROOKLINE BANCORP INC DEL     COM        11373M107     325,000     3,740.75      Sole                   325,000
CANETIC RES TR                COM        137513107     115,000     1,872.20      Sole                   115,000
CAVCO INDS INC DEL            COM        149568107      37,489     1,406.59      Sole                    37,489
CCA INDS INC                  COM        124867102     574,300     5,185.93      Sole                   574,300
DG FASTCHANNEL INC            COM        23326R109   1,002,289    20,426.65      Sole                 1,002,289
GLOBAL-TECH APPLIANCES INC    ORD        G39320109      62,900       197.51      Sole                    62,900
I-MANY INC                    COM        44973Q103     771,638     2,122.00      Sole                   771,638
IMPAC MTG HLDGS INC           COM        45254P102     275,000     1,267.75      Sole                   275,000
MATRIXX INITIATIVES INC       COM        57685L105     212,692     4,451.64      Sole                   212,692
MITCHAM INDS INC              COM        606501104     215,364     4,102.68      Sole                   215,364
NOBLE INTL LTD                COM        655053106      27,400       560.06      Sole                    27,400
OCWEN FINL CORP               COM NEW    675746309   1,319,000    17,582.27      Sole                 1,319,000
OMNIVISION TECHNOLOGIES INC   COM        682128103     400,000     7,244.00      Sole                   400,000
ORANGE 21 INC                 COM        685317109     699,897     4,591.32      Sole                   699,897
PECO II INC                   COM        705221109   1,608,639     1,303.00      Sole                 1,608,639
RADYNE CORP                   COM NEW    750611402     108,000     1,152.36      Sole                   108,000
SALIX PHARMACEUTICALS INC     COM        795435106     485,100     5,966.73      Sole                   485,100
TECHTEAM GLOBAL INC           COM        878311109   1,202,094    14,497.25      Sole                 1,202,094
TIER TECHNOLOGIES INC         CL B       88650Q100     523,698     5,132.24      Sole                   523,698
U S XPRESS ENTERPRISES INC    CL A       90338N103      22,000       408.76      Sole                    22,000
UNIFI INC                     COM        904677101   1,050,800     2,753.10      Sole                 1,050,800